Income Taxes - Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes And Deferred Taxes [Abstract]
Net operating losses	SFr 56,285		SFr 58,632
Net operating profit		SFr 124,020
Tax loss carryforwards	SFr 144,483	88,198
Tax loss carryforwards, expiration period	7 years
Net defined benefit liability (asset)	SFr 4,720	SFr 2,245	SFr 6,483
Applicable tax rate	0.00%